Leases (Tables)	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Future minimum rentals expected under subleases
Future minimum rentals due under non-cancelable leases and annual future minimum rentals expected under subleases are as follows:

	Fiscal Year Ended September 30,
	Operating Lease Payments	Capital Lease Payments	Sublease Revenue
	(in thousands)
2013	$53,661	$613	$92
2014	45,991	613	39
2015	37,418	392	12
2016	28,089	—	—
2017	17,075	—	—
Thereafter	37,346	—	—
	$219,580	$1,618	$143

Aggregate rentals over the lease term including lease renewal options
Rent escalations are included in the above numbers. For financial reporting purposes, the aggregate rentals over the lease term, including lease renewal options that are reasonably assured, are expensed on a straight-line basis.

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands)
Gross rent expense from continuing operations	$53,484	$44,618	$38,382
Sublease rent revenue from continuing operations	(181)	(141)	(132)
Net rent expense from continuing operations	$53,303	$44,477	$38,250